S000012093 [Member] Investment Strategy - S000012093 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal bonds that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax) and New York individual income tax. The Fund may invest in municipal debt instruments of any duration, maturity and credit quality, including below investment grade debt (commonly referred to as “high yield” investments or “junk” bonds). The Fund may invest up to 20% of its net assets in debt instruments that generate income subject to federal income tax, including the federal alternative minimum tax.
For purposes of the Fund’s 80% investment policy, these bonds and other debt instruments include those issued by or on behalf of the State of New York and its political subdivisions, agencies, authorities and instrumentalities, as well as by or on behalf of other qualified issuers, including those of U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds and municipal bond money market funds, that invest primarily in the types of debt instruments in which the Fund may invest directly. Given the flexible investment approach of the Fund, its maturity, duration, credit quality and sector allocations may fluctuate.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may also invest in zero-coupon bonds.
The Fund may invest in derivatives such as futures (including interest rate futures and other bond futures) for yield curve exposure, hedging and non-hedging purposes, and inverse floaters for the purpose of enhancing income.
The Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. Inverse floaters provide the Fund with leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.